Summary of significant accounting policies (Details) - Schedule of amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2020
Artwork trading platform
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years